Income Taxes - Schedule of Unrecognized Tax Benefits Roll Forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Unrecognized Tax Benefits [Roll Forward]
Beginning balance of unrecognized tax benefits	$ 3,269	$ 2,441
Gross increases based on tax positions related to current year	1,035	795
Gross decrease based on tax positions related to prior years	(103)
Gross increases based on tax positions related to prior years		33
Ending balance of unrecognized tax benefits	$ 4,201	$ 3,269